Shareholder Report, Holdings (Details)	Jan. 31, 2026
Fidelity Massachusetts Municipal Money Market Fund | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	72.10%
Fidelity Massachusetts Municipal Money Market Fund | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Massachusetts Municipal Money Market Fund | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Massachusetts Municipal Money Market Fund | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Massachusetts Municipal Money Market Fund | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Massachusetts Municipal Money Market Fund | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Massachusetts Municipal Money Market Fund | AAVariableRateDemandNotesVRDNsMember
Holdings [Line Items]
Percent of Net Asset Value	36.70%
Fidelity Massachusetts Municipal Money Market Fund | AATenderOptionBondMember
Holdings [Line Items]
Percent of Net Asset Value	25.50%
Fidelity Massachusetts Municipal Money Market Fund | AAMunicipalSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Fidelity Massachusetts Municipal Money Market Fund | AACommercialPaperMember
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Massachusetts Municipal Money Market Fund | AANetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Fidelity Massachusetts Municipal Money Market Fund - Premium Class | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	72.10%
Fidelity Massachusetts Municipal Money Market Fund - Premium Class | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Massachusetts Municipal Money Market Fund - Premium Class | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Massachusetts Municipal Money Market Fund - Premium Class | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Massachusetts Municipal Money Market Fund - Premium Class | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Massachusetts Municipal Money Market Fund - Premium Class | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Massachusetts Municipal Money Market Fund - Premium Class | AAVariableRateDemandNotesVRDNsMember
Holdings [Line Items]
Percent of Net Asset Value	36.70%
Fidelity Massachusetts Municipal Money Market Fund - Premium Class | AATenderOptionBondMember
Holdings [Line Items]
Percent of Net Asset Value	25.50%
Fidelity Massachusetts Municipal Money Market Fund - Premium Class | AAMunicipalSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Fidelity Massachusetts Municipal Money Market Fund - Premium Class | AACommercialPaperMember
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Massachusetts Municipal Money Market Fund - Premium Class | AANetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Fidelity Massachusetts Municipal Money Market Fund - Institutional Class | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	72.10%
Fidelity Massachusetts Municipal Money Market Fund - Institutional Class | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Massachusetts Municipal Money Market Fund - Institutional Class | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Massachusetts Municipal Money Market Fund - Institutional Class | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Massachusetts Municipal Money Market Fund - Institutional Class | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Massachusetts Municipal Money Market Fund - Institutional Class | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Massachusetts Municipal Money Market Fund - Institutional Class | AAVariableRateDemandNotesVRDNsMember
Holdings [Line Items]
Percent of Net Asset Value	36.70%
Fidelity Massachusetts Municipal Money Market Fund - Institutional Class | AATenderOptionBondMember
Holdings [Line Items]
Percent of Net Asset Value	25.50%
Fidelity Massachusetts Municipal Money Market Fund - Institutional Class | AAMunicipalSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Fidelity Massachusetts Municipal Money Market Fund - Institutional Class | AACommercialPaperMember
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Massachusetts Municipal Money Market Fund - Institutional Class | AANetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Fidelity Massachusetts Municipal Income Fund | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	33.40%
Fidelity Massachusetts Municipal Income Fund | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Fidelity Massachusetts Municipal Income Fund | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Fidelity Massachusetts Municipal Income Fund | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Fidelity Massachusetts Municipal Income Fund | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Massachusetts Municipal Income Fund | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Massachusetts Municipal Income Fund | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Massachusetts Municipal Income Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Massachusetts Municipal Income Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	64.10%
Fidelity Massachusetts Municipal Income Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Massachusetts Municipal Income Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Massachusetts Municipal Income Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Massachusetts Municipal Income Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Massachusetts Municipal Income Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	8.10%